INCOME TAX - Year of Expiration and Amount of Available Unused Net Operating Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 25,947	$ 32,557
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	0	2,135
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,711	2,262
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,978	2,535
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,140	6,645
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	12,978	13,111
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	483	0
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	155	184
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	689	736
No expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 3,813	$ 4,949